Equity - Schedule of changes in restricted share units outstanding (Details) - Restricted share units [Member] - Share		1 Months Ended	12 Months Ended
	May 10, 2023	Aug. 26, 2022	Mar. 31, 2023	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding, beginning balance			61,500	356,800
Number of other equity instruments granted			2,641,280	8,000
Number of other equity instruments cancelled			(150,000)	(12,500)
Number of other equity instruments exercised	(14,900)	(43,200)	(624,250)	(290,800)
Number of other equity instruments outstanding, ending balance			1,928,530	61,500